Inventories, Net (Details) - Schedule of Inventories, Net of reserves - Previously Reported [Member] - VASO CORPORATION [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 751	$ 744
Work in process	6	4
Finished goods	716	399
Total inventories , net of reserves	$ 1,473	$ 1,147